Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Schedule of breakdown of cash, cash equivalents and restricted cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of
Dec
ember 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$59,056	$123,886
Cash and cash equivalents held by VIE (note 10)	215	337

Total cash, cash equivalents and restricted cash	$59,271	$124,223